Summary of Significant Accounting Policies (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010
Property and Equipment, Net
Residual value of furniture, fixtures and equipment and motor vehicles (as a percent)	5.00%
Impairment of long-lived assets
Impairments		$ 437,725
Revenue recognition
Period of unconditional right of return offered to customers	7 days
Rate of surcharges and value added tax as a percentage of gross sales	17.00%
Number of points that can be earned by customers for one RMB of purchase made	1
Period of expiration of discount coupons after redemption	3 months
Deferred revenue related to reward points earned from prior purchases	12,917,567	2,569,655
Rate of business tax as a percentage of service revenues earned	5.00%
Cost of goods sold
Inventory write-down	12,166,659	1,694,336	2,601,368
Marketing expenses
Advertising expenses	$ 29,332,178	$ 14,562,477	$ 1,994,348
Furniture, fixtures and equipment | Minimum
Property and Equipment, Net
Estimated useful lives	2 years
Furniture, fixtures and equipment | Maximum
Property and Equipment, Net
Estimated useful lives	3 years
Motor vehicles
Property and Equipment, Net
Estimated useful lives	5 years